Financial risk management and financial instruments - Summary of Changes in Contingent Consideration Liability (Details) - Contingent consideration - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
At January 1	€ 17	€ 30	€ 27
Contingent consideration payments	(17)	(17)	(7)
Changes in fair value recognized in consolidated statement of operations	0	2	13
Effect of changes in foreign exchange rates	0	2	(3)
At December 31	€ 0	€ 17	€ 30